Income Tax Expenses - Summary of Components of Current and Deferred Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Income (loss) before income tax expense	¥ (753,437)		¥ (818,628)	¥ (1,547,959)
Current tax expense	5,445		11,065	4,507
Deferred income tax expenses (benefits)	(8,655)	$ (1,219)	(8,360)	(5,428)
Income Tax Expense (Benefit), Total	¥ (3,210)	$ (452)	¥ 2,705	¥ (921)